Client Name:
Client Project Name:	TPMT 2017-5
Start - End Dates:	11/15/2016 - 11/29/2016
Deal Loan Count:	2
Report Run Date:	9/13/2017 1:18 PM

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

2 - Total Active Conditions
2 - Non-Material Conditions
	2 - Compliance Review Scope
		2 - Category: Federal Consumer Protection
0 - Total Satisfied Conditions

0 - Total Waived Conditions

©2017 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.

Client Name:
Client Project Name:	TPMT 2017-5
Start - End Dates:	11/15/2016 - 11/29/2016
Deal Loan Count:	2
Report Run Date:	9/13/2017 1:18 PM

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

FK ID	Loan Number	Clayton Loan ID	Original Principal Balance	State	Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Loan Status
XXXX	XXXX	CF3E0215-243D-4795-808A-4D4A7208ECFA	300000.00	IL	(No Data)	ATR/QM: Not Applicable	B	B	RB	RB	Compliance	Federal Consumer Protection	Active	B	B	RB	RB	CMPFDCP849	TILA - Required ARM Loan Program Disclosure missing	No	Missing Required ARM Loan Program Disclosure.	(No Data)	(No Data)	(No Data)	Not Applicable	Complete
XXXX	XXXX	2B02D67A-F59E-4EFA-8C48-354D0B4FE100	71100.00	GA	(No Data)	ATR/QM: Not Applicable	B	B	RB	RB	Compliance	Federal Consumer Protection	Active	B	B	RB	RB	CMPFDCP300	HMDA Rate Spread greater than threshold	No	Test APR of XXXX with HMDA Benchmark Rate of XXXX causing variance of XXXX which exceeds HMDA Rate spread Trigger of XXXX.	(No Data)	(No Data)	(No Data)	Not Applicable	Complete

Client Name:
Client Project Name:	TPMT 2017-5
Start - End Dates:	11/15/2016 - 11/29/2016
Deal Loan Count:	2
Report Run Date:	9/13/2017 1:18 PM

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

FK ID	Loan Number	Clayton Loan ID	Sample group	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade
XXXX	XXXX	CF3E0215-243D-4795-808A-4D4A7208ECFA	TPMT 2017-5	Pre-TRID	XXXXXX	XXXXXX	B	B	RB	RB
XXXX	XXXX	2B02D67A-F59E-4EFA-8C48-354D0B4FE100	TPMT 2017-5	Pre-TRID	XXXXXX	XXXXXX	B	B	RB	RB

Client Name:
Client Project Name:	TPMT 2017-5
Start - End Dates:	11/15/2016 - 11/29/2016
Deal Loan Count:	2
Report Run Date:	9/13/2017 1:18 PM

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

FK ID	Loan Number	Clayton Loan ID	Sample group	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade	HUD 1 Status	UAL State	Subject to Predatory Testing?
XXXX	XXXX	CF3E0215-243D-4795-808A-4D4A7208ECFA	TPMT 2017-5	B	B	RB	RB	Present	NA	NA
XXXX	XXXX	2B02D67A-F59E-4EFA-8C48-354D0B4FE100	TPMT 2017-5	B	B	RB	RB	Present	NA	NA